Description of Business and Basis of Preparation - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 28, 2015 USD ($) shares	May. 31, 2014 shares	May. 07, 2014 USD ($) $ / shares shares	Apr. 25, 2014	Mar. 17, 2014	May. 31, 2014 shares	Mar. 31, 2015	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from initial public offering								$ 62,000
Reverse stock split ratio, description					1-for-4 reverse stock split		1-for-4 reverse stock split
Reverse stock split ratio				0.196	0.25
Number of shares of common stock sold | shares			6,200,000					6,200,000
Public offering price per share | $ / shares			$ 10.00
Net proceeds from initial public offering (IPO)			$ 54,583
Underwriting discounts and commissions			3,290
Offering expenses			$ 4,127
Number of outstanding shares of convertible preferred stock converted into common stock | shares			1,691,884
Outstanding warrants exercised | shares		275,687	275,687			275,687		275,687
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock sold | shares	5,376,622
Net proceeds from initial public offering (IPO)	$ 38,012
Subsequent Event [Member] | Estimated [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from initial public offering	$ 37,754
Additional Reverse Stock Split [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Reverse stock split ratio, description				1-for-5.1 reverse stock split			1-for-5.1 reverse stock split
Reverse stock split ratio				0.196
2013 Credit Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Repayment of debt			$ 15,000